Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Investment securities held to maturity, fair value	$ 65,931,275	$ 60,866,303	$ 32,491,819
Loans, allowance for loan losses	$ 780,493	$ 672,261	$ 983,178
Stockholders' equity
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common stock, shares issued (in shares)	2,978,554	2,996,323	3,000,508
Common stock, shares outstanding (in shares)	2,978,554	2,996,323	3,000,508